Significant events - Exchange Offer (Details) - MXN ($) $ in Millions	1 Months Ended
	Sep. 06, 2019	Aug. 18, 2019
Other capital disclosures
Reclassification from Equity due to exchange offer	$ 122
Banco Santander, S.A. (Spain) | Series B shares
Other capital disclosures
Shares of parent issued in exchange of entity's shares		0.337
Banco Santander, S.A. (Spain) | ADS
Other capital disclosures
Shares of parent issued in exchange of entity's shares		1.685